Significant Accounting Policies and Pronouncements (Narrative) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Jan. 01, 2023	Dec. 31, 2021	Jan. 01, 2021	Jan. 01, 2020
Accounting Policies [Abstract]
Commercial mortgage and other loans, Loan-to-value ratios (greater than)		100.00%
Commercial mortgage and other loans, Loan-to-value ratios (less than)		100.00%
Commercial mortgage and other loans, Debt service coverage ratios (less than)		1.0
Commercial mortgage and agricultural mortgage loans, Debt service coverage ratios (greater than)		1.0
Securities Loaned Transactions Collateral Fair Value of Domestic Securities		102.00%
Securities Loaned Transactions Collateral Fair Value of Foreign Securities		105.00%
Uncertain tax positions measurement percentage (greater than)		50.00%
New Accounting Pronouncements and Change in Accounting Principle [Line Items]
Total equity		$ 5,036,195		$ 6,213,996
Retained earnings	[1]	$ (994,154)		(227,449)
Minimum
New Accounting Pronouncements and Change in Accounting Principle [Line Items]
Repurchase and Resale Agreements, Collateral, Percentage		95.00%
Cumulative effect adjustment to opening balance | ASU 2016-13
New Accounting Pronouncements and Change in Accounting Principle [Line Items]
Retained earnings						$ 1,800
Change of Effect
New Accounting Pronouncements and Change in Accounting Principle [Line Items]
Total equity		$ 672,664	$ 673,000	258,902	$ (271,000)
Retained earnings		$ (898,571)		$ 209,883

[1]	Amounts adjusted for the implementation of Accounting Standards Update ("ASU") 2018-12: Targeted Improvements to the Accounting for Long-Duration Contracts.